Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 4	$ 16
Receivables, net
Trade	137	139
Affiliate	101	85
Prepayments and other	10	12
Total Current Assets	252	252
Net Property, Plant and Equipment	3,103	3,467
Acquired intangibles, net	970	976
Goodwill	112	130
Investment in Unconsolidated Affiliates	346	58
Other Noncurrent Assets	27	26
Total Assets	4,810	4,909
Accounts payable
Trade	60	84
Affiliate	53	48
Accrued interest and financing costs	68	31
Other current liabilities	49	59
Total Current Liabilities	230	222
Other Noncurrent Liabilities	47	49
Debt, Net of Unamortized Issuance Costs	2,821	2,844
Total Liabilities	3,098	3,115
Commitments and Contingencies (Note 7)
EQUITY
EquityOfPredecessors	16	16
Common unitholders; 93,633,156 units issued and outstanding (93,478,326 in 2015)	1,701	1,707
General partner; 1,900,515 units issued and outstanding (1,900,515 in 2015)	(5)	(13)
Noncontrolling interest	0	84
Total Equity	1,712	1,794
Total Liabilities and Equity	$ 4,810	$ 4,909